SUPPLEMENT CASH FLOW INFORMATION (Tables)	3 Months Ended
Mar. 31, 2024
Schedule Of Supplement Cash Flow Information
	March 31, 2024	March 31, 2023
Net change in non-cash working capital items:
Inventory	$418	$(1,419)
Prepaid expenses and other assets	(106)	(18)
Taxes recoverable	78	(625)
Taxes payable	62	(867)
Accounts payable and accrued liabilities	(1,153)	1,466
Amounts receivable	1,447	658
Amounts due to related parties	(27)	39
	$719	$(766)
	March 31, 2024	March 31, 2023
Other non-cash supplementary information:
Interest paid	$64	$42
Taxes paid	10	5
	$74	$47

	March 31, 2024	March 31, 2023
Non-cash investing and financing activities:
Shares acquired under terms of option agreements	-	41
Transfer of share-based payments reserve upon exercise of RSUs	512	512
Equipment acquired under finance leases and equipment loans	108	1,808
	$620	$2,361